ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN - Proposed Business Combination (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) product $ / shares shares	Dec. 31, 2022 USD ($) product $ / shares shares	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 13, 2023 USD ($)	Nov. 06, 2023 USD ($)	Aug. 11, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 $ / shares
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001							$ 0.0001
Amount held in trust account		$ 98,945,768	$ 94,209,804
Subsequent events
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Amount held in trust account							$ 77,333,961
Meteora
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum forward purchase transaction amount		$ 75,000
2023 Equity Incentive Plan
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Initial aggregate share reserve percentage on common stock		10.00%	10.00%
Aggregate share reserve percentage on common stock outstanding on the final day of the immediately preceding calendar year		4.00%	4.00%
Forward purchase agreement
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum forward purchase transaction amount		$ 75,000	$ 75,000
Quarterly fee paid		$ 5,000	$ 5,000
Share price | $ / shares		$ 0.05	$ 0.05
Disposition of share price | $ / shares		$ 0.03	$ 0.03
Forward purchase agreement | Meteora
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Threshold trading days		20 days	20 days
Threshold trading day period		30 days	30 days
Period after closing date		30 days	30 days
Estimated redemption price per share | $ / shares		$ 10.67	$ 10.19
Amount held in trust account		$ 98,945,768	$ 94,209,804
Estimated income and franchise taxes to be paid		$ 776,058	$ 441,166
Minimum beneficial ownership percentage by Meteora on a post-merger pro forma basis		9.90%	9.90%
Percentage of prepayment shortfall		1.00%	1.00%
Amount of consideration equal to the product		$ 40,000	$ 40,000
Percentage of proceeds from sales equals to prepayment shortfall		100.00%	100.00%
Minimum VWAP per share | $ / shares		$ 7.50	$ 7.50
Trading day period prior to maturity date for calculating VWAP price per share		10 days	10 days
Number used to calculate product | product		3	3
Number of shares used to calculate product for consideration in shares | shares		6,600,000	6,600,000
Minimum period for penalty shares to be freely tradable		45 days	45 days
Documented fees and expenses		$ 75,000	$ 75,000
Amount to be paid in case of termination of agreement		$ 500,000	$ 500,000
Forward purchase agreement | Meteora | Minimum
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
VWAP Triggered price per share | $ / shares		$ 5.00	$ 5.00
Unsold share price if maturity consideration in cash | $ / shares		2.00	2.00
Unsold share price if maturity consideration in shares | $ / shares		$ 2.00	$ 2.00
Forward purchase agreement | Meteora | Maximum
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares to be issued | shares		6,600,000	6,600,000
Unsold share price if maturity consideration in cash | $ / shares		$ 2.50	$ 2.50
Unsold share price if maturity consideration in shares | $ / shares		$ 2.50	$ 2.50
Amount of indebtedness		$ 25,000,000.0	$ 25,000,000.0
Use of Funds Restricted for Payment of Taxes
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Interest and dividend income earned in Trust Account	$ 302,000
Income tax liabilities		$ 215,000							$ 87,000
Use of Funds Restricted for Payment of Taxes | Subsequent events
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Income tax liabilities					$ 58,000
ConnectM
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of shares issued as merger consideration | shares		14,500,000	14,500,000
Transaction expenses		$ 8,000,000	$ 8,000,000
Cure period		30 days	30 days
Period for written notice		2 days	2 days
Period for written notice given by Acquiree		15 days	15 days
Reimbursement of transaction expenses		$ 1,200,000	$ 1,200,000
Threshold trading day period		30 days	30 days
ConnectM | Subsequent events
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Amount held in trust account				$ 2,165,715	$ 325,715	$ 920,000		$ 920,000
ConnectM | Lock-Up Agreement/Transfer Restrictions
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Period agreed for not to transfer any shares of common stock		180 days	180 days
Price of stock equals for not to transfer any shares of common stock | $ / shares		$ 16.50	$ 16.50
Threshold trading days		20 days	20 days
Period after closing date		150 days	150 days